Non-current assets held for sale - Breakdown (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets held for sale
Non-current assets held for sale	$ 3,015	$ 773
Foreclosed assets
Non-current assets held for sale
Non-current assets held for sale	1,429	$ 773	$ 551
Investment held for sale
Non-current assets held for sale
Non-current assets held for sale	$ 1,586